FRANKLIN TEMPLETON INVESTMENTS
                              ONE FRANKLIN PARKWAY
                            SAN MATEO, CA 94403-1906



December 1, 2008



Filed Via EDGAR (CIK #0000757010)
Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, NW
Washington, DC  20549

      RE:  FRANKLIN TAX-FREE TRUST
           File Nos. 002-94222 and 811-04149

Ladies/Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, this is to certify that the forms of Prospectus and Statement of Additional Information that would have been filed under Rule 497(c) do not differ from those contained in Post-Effective Amendment No. 41 to the Registration Statement on Form N-1A, which was filed electronically with the Securities and Exchange Commission on November 24, 2008.

Sincerely yours,

Franklin Tax-Free Trust


/S/ DAVID P. GOSS
David P. Goss
Vice President


DPG:ac